Submission	Oct. 31, 2024
Submission [Line Items]
Central Index Key	0001977303
Registrant Name	Arcadium Lithium plc
Form Type	SC 14A
Submission Type	PREM14A
Fee Exhibit Type	EX-FILING FEES